Property And Equipment Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property And Equipment Net
Note 5 - Property and Equipment, Net

Note 5 - Property and Equipment, Net

Property and equipment at June 30, 2021 and December 31, 2020 are as follows:

	June 30,	December 31,
	2021	2020

Equipment & installation	$1,965,659	$1,965,659
Trucking equipment	834,375	834,375
Computer equipment and software	14,768	67,126
Office equipment	5,528	27,155
Total equipment	2,820,330	2,894,315

Less: accumulated depreciation	(2,785,384)	(2,814,993)
Construction in process	1,807,707	1,807,707
Property and equipment, net	$1,842,653	$1,887,029

The Company uses the straight-line method of depreciation over 2 to 5 years. During the three months ended June 30, 2021 and 2020 depreciation expense was $20,575, and $56,015, respectively. During the six months ended June 30, 2021 and 2020 depreciation expense was $44,379, and $122,604, respectively.

Note 5 - Property and Equipment, Net

Property and equipment at December 31, 2020 and 2019 are as follows:

	December 31,	December 31,
	2020	2019

Equipment & Installation	$1,965,659	$1,965,659
Trucking equipment	834,375	922,441
Computer equipment and software	67,126	67,126
Office equipment	27,155	27,155
Total equipment	2,894,315	2,982,381

Less: accumulated depreciation	(2,814,993)	(2,707,745)
Construction in process	1,807,707	1,807,707
Property and equipment, net	$1,887,029	$2,082,343

The Company uses the straight-line method of depreciation over 2 to 5 years. During the years ended December 31, 2020 and 2019 depreciation expense was $188,675, and $314,908, respectively.